Related Parties - Restricted Stock Program (Detail) - 12 months ended Dec. 31, 2020 R$ in Thousands	BRL (R$) shares	$ / shares
Summary of related parties [line items]
Balance of number of shares granted | shares	2,910,162
Total grant costs, including taxes	R$ 101,291
Accumulated recognized grant costs	(32,400)
Accumulated unrecognized grant costs	R$ 68,891
Restricted program [member]
Summary of related parties [line items]
Grant date	October 1, 2017
Balance of number of shares granted | shares	240,000
Vesting period	2023
Market price of shares on the grant date (in R$ per share) | $ / shares		$ 38.19
Total grant costs, including taxes	R$ 12,642
Accumulated recognized grant costs	(6,848)
Accumulated unrecognized grant costs	R$ 5,794
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	November 8, 2017
Balance of number of shares granted | shares	23,674
Vesting period	2021 to 2022
Market price of shares on the grant date (in R$ per share) | $ / shares		38.19
Total grant costs, including taxes	R$ 2,723
Accumulated recognized grant costs	(1,852)
Accumulated unrecognized grant costs	R$ 871
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	April 4, 2018
Balance of number of shares granted | shares	121,720
Vesting period	2021 to 2023
Market price of shares on the grant date (in R$ per share) | $ / shares		34.35
Total grant costs, including taxes	R$ 8,451
Accumulated recognized grant costs	(5,522)
Accumulated unrecognized grant costs	R$ 2,929
Restricted program [member]
Summary of related parties [line items]
Grant date	September 19, 2018
Balance of number of shares granted | shares	80,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | $ / shares		19.58
Total grant costs, including taxes	R$ 3,691
Accumulated recognized grant costs	(810)
Accumulated unrecognized grant costs	R$ 2,881
Restricted program [member]
Summary of related parties [line items]
Grant date	September 24, 2018
Balance of number of shares granted | shares	80,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | $ / shares		18.40
Total grant costs, including taxes	R$ 2,030
Accumulated recognized grant costs	(761)
Accumulated unrecognized grant costs	R$ 1,269
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	April 3, 2019
Balance of number of shares granted | shares	469,872
Vesting period	2022 to 2024
Market price of shares on the grant date (in R$ per share) | $ / shares		23.25
Total grant costs, including taxes	R$ 20,900
Accumulated recognized grant costs	(9,573)
Accumulated unrecognized grant costs	R$ 11,327
Restricted program [member]
Summary of related parties [line items]
Grant date	September 2, 2019
Balance of number of shares granted | shares	440,000
Vesting period	2025
Market price of shares on the grant date (in R$ per share) | $ / shares		16.42
Total grant costs, including taxes	R$ 9,965
Accumulated recognized grant costs	(2,215)
Accumulated unrecognized grant costs	R$ 7,750
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	April 1, 2020
Balance of number of shares granted | shares	754,896
Vesting period	2023 to 2025
Market price of shares on the grant date (in R$ per share) | $ / shares		12.53
Total grant costs, including taxes	R$ 18,653
Accumulated recognized grant costs	(3,584)
Accumulated unrecognized grant costs	R$ 15,069
Restricted program [member]
Summary of related parties [line items]
Grant date	September 16, 2020
Balance of number of shares granted | shares	700,000
Vesting period	2026
Market price of shares on the grant date (in R$ per share) | $ / shares		$ 23.03
Total grant costs, including taxes	R$ 22,236
Accumulated recognized grant costs	(1,235)
Accumulated unrecognized grant costs	R$ 21,001